Retirement Benefit Obligations	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Retirement Benefit Obligations
18. Retirement Benefit Obligations
The Company has the following retirement benefit plans as of December 31, 2025 and 2024, respectively:

	2025	2024
Non-qualified deferred compensation plan	$4,608	$4,037
Pension benefits	(122)	(173)
Other post-retirement benefits	2,615	1,253
Retirement benefit obligations	$7,101	$5,117

Non‐qualified deferred compensation plan
This plan is intended to constitute an unfunded plan of deferred compensation for a selected group of highly compensated employees under the Employee Income Security Act of 1974 ("ERISA"). For this purpose, the Company created an irrevocable trust to facilitate the payment of deferred compensation to participants under the plan. Participants are eligible to defer from 0% to 20% of eligible compensation for the applicable plan year. There were no costs for the plan for the year ended December 31, 2025, 2024, or 2023.
Defined benefit plans and other post-retirement benefit plans
The Company operates a defined benefit pension plan and other post-retirement benefit plans. The method of accounting for the latter, as well as the valuation assumptions and the frequency of valuations, are similar to those used for the defined benefit pension plan.
The defined benefit pension plan and all but one of the other post-retirement benefit plans have been frozen for new participants and credited service. One post-retirement benefit plan exists (for certain active and former employees) whereby eligible retirees receive benefits consisting primarily of assistance with medical insurance costs between the dates of early retirement and Medicare eligibility.
At December 31, 2025, the defined benefit pension plan assets are invested 95% in fixed income investments (2024: 95%), 5% in other various investments (2024: 5%), 0% in equity investments (2024: 0%). The discount rate adopted for the study of the pension plans was 5.02% at December 31, 2025 (5.35% at December 31, 2024).
18. Retirement Benefit Obligations (continued)
In 2026 there is no contribution due under the minimum funding requirement of the Employee Retirement Income Security Act of 1974 (ERISA). As a result, the Company does not expect to contribute to its defined benefit pension plans in 2026. The Company’s other post-retirement benefit plans are unfunded obligations and will be funded, consistent with past practice, on a pay-as-you-go basis.
The Company’s defined benefit pension and other post-retirement plans are immaterial so detailed disclosures are not presented.
Defined contribution plans
The Company sponsors a defined contribution retirement and 401(k) savings plan, which covers substantially all employees of the Company. The plan provides for voluntary employee pre-tax and after-tax contributions for eligible employees. The Company matches 50% of eligible employees’ contributions up to 8% of the employee’s eligible wages, subject to IRS limitations on maximum elective deferrals. Total costs charged against income for this element of the plan was $7,500, $7,292, and $6,421 for the years ended December 31, 2025, 2024, and 2023, respectively. Additionally, the Company recognized income from 401(k) match forfeitures of $629, $565 and $792 for the years ended December 31, 2025, 2024 and 2023 respectively